Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Investments, cost	$ 541,547,464	$ 849,976,394
Affiliated Investments [Member]
Affiliated Investments, at Cost	81,329,032	3,786,312
US Treasury Bill Securities [Member]
Investments, cost	$ 460,218,432	$ 846,190,082